Estimated Amortization Expense of Identified Intangibles (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Finite Lived Intangible Assets Amortization Expenses
2013	$ 563,490
2014	471,763
2015	425,524
2016	390,943
2017	325,678
Thereafter	2,070,984
Finite Lived Intangible Assets, Net	4,248,382
2013	1,850,338
2014	1,065,783
2015	891,331
2016	868,301
2017	724,453
Thereafter	4,013,792
Finite Lived Intangible Liabilities	9,413,998
Aviv Healthcare Properties Limited Partnership and Subsidiaries
Finite Lived Intangible Assets Amortization Expenses
2013	563,490
2014	471,763
2015	425,524
2016	390,943
2017	325,678
Thereafter	2,070,984
Finite Lived Intangible Assets, Net	4,248,382
2013	1,850,338
2014	1,065,783
2015	891,331
2016	868,301
2017	724,453
Thereafter	4,013,792
Finite Lived Intangible Liabilities	$ 9,413,998